General information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 employee	Dec. 31, 2023
General information
Number of production facilities operated | facility	24
Number of employees		6,319	5,761	6,400	6,437
Revenue | $	$ 4,812	$ 4,689	$ 4,055